Investments - Summary of Short-term Investments Classifications (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Held-to-maturity debt investments	$ 7,034,569	$ 1,806,449